Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 24, 2011
Registrant Name	dei_EntityRegistrantName	OLD WESTBURY FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000909994
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 24, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun. 24, 2011
Prospectus Date	rr_ProspectusDate	Mar. 01, 2011
Old Westbury Non-U.S. Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

          The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to a broad-based securities index. Effective immediately, the Fund changed its benchmark to the S&P Global ex-U.S. LargeCap Index to more closely reflect the Fund’s investment strategy. Past performance (before and after taxes) does not necessarily predict future performance. Fund performance reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would be lower.

          Prior to July 28, 2008, the Fund was named the International Fund and operated under a different investment strategy. The performance through July 28, 2008 represents performance of the Fund’s prior strategy to invest in a diversified portfolio of foreign companies located outside of the U.S., at least 85% of which are listed on recognized foreign securities exchanges. The performance information shown below may not be representative of performance the Fund will achieve under its current investment strategy.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/10)
Old Westbury Non-U.S. Large Cap Fund | Old Westbury Non-U.S. Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.11%
5 Years	rr_AverageAnnualReturnYear05	2.08%
10 Years	rr_AverageAnnualReturnYear10	2.46%
Old Westbury Non-U.S. Large Cap Fund | Old Westbury Non-U.S. Large Cap Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.09%
5 Years	rr_AverageAnnualReturnYear05	1.51%
10 Years	rr_AverageAnnualReturnYear10	2.10%
Old Westbury Non-U.S. Large Cap Fund | Old Westbury Non-U.S. Large Cap Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.11%
5 Years	rr_AverageAnnualReturnYear05	1.93%
10 Years	rr_AverageAnnualReturnYear10	2.17%
Old Westbury Non-U.S. Large Cap Fund | MSCI EAFE Index (net dividends) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.50%
Old Westbury Non-U.S. Large Cap Fund | S &P Global ex-U.S. LargeCap Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.58%
5 Years	rr_AverageAnnualReturnYear05	5.71%
10 Years	rr_AverageAnnualReturnYear10	6.80%